UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Variable Portfolio – Conservative Portfolio
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.13%
Key Fund Statistics
Fund net assets	$825,571,292
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%
Asset Categories
Availability
of
Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$19	0.38%
Key Fund Statistics
Fund net assets	$825,571,292
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Conservative Portfolio
Class 4
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$19	0.38%
Key Fund Statistics
Fund net assets	$825,571,292
Total number of portfolio holdings	40
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio
composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	13.4%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.9%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	3.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	2.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 5.500%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%
Key Fund Statistics
Fund net assets	$2,070,674,633
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including
its
prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$20	0.39%
Key Fund Statistics
Fund net assets	$2,070,674,633
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Conservative Portfolio
Class 4
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 4	$20	0.39%
Key Fund Statistics
Fund net assets	$2,070,674,633
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	26.1%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	8.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.4%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	2.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	2.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	2.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%
Key Fund Statistics
Fund net assets	$13,967,424,111
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$20	0.39%
Key Fund Statistics
Fund net assets	$13,967,424,111
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderate Portfolio
Class 4
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$20	0.39%
Key Fund Statistics
Fund net assets	$13,967,424,111
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	21%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	13.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	7.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.4%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	5.0%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	4.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3.3%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	3.1%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%
Key Fund Statistics
Fund net assets	$5,963,408,783
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	18%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$20	0.39%
Key Fund Statistics
Fund net assets	$5,963,408,783
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	18%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup
of
the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Moderately Aggressive Portfolio
Class 4
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$20	0.39%
Key Fund Statistics
Fund net assets	$5,963,408,783
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	18%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to
change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	7.4%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.3%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	6.4%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	6.3%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.5%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	4.4%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	4.0%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$7	0.14%
Key Fund Statistics
Fund net assets	$2,360,868,109
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio
Class 2
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 20	0.39%
Key Fund Statistics
Fund net assets	$ 2,360,868,109
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives a re
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distrib utors
, Inc., member FINRA, and m
an
aged by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Aggressive Portfolio
Class 4
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 20	0.39%
Key Fund Statistics
Fund net assets	$ 2,360,868,109
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Der iva
ti
ves
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	8.1%
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares	7.2%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.5%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	6.4%
CTIVP ® – Principal Blue Chip Growth Fund, Class 1 Shares	5.5%
CTIVP ® – Westfield Select Large Cap Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	4.7%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	4.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdin gs, f
ederal tax informatio
n an
d proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio Navigator Funds
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio Navigator Funds | 2024

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	163,740	656,599
Total Alternative Strategies Funds (Cost $777,230)		656,599

Equity Funds 19.0%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	236,210	1,492,848
International 5.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,107,143	27,624,640
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	366,536	3,899,946
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	668,797	8,018,876
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	724,031	7,356,156
Total		46,899,618
U.S. Large Cap 12.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	249,303	12,711,936
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	134,563	14,017,383
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	178,289	8,081,822
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,296,448	28,651,509
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	189,577	8,000,167
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	83,521	3,416,856
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	54,148	3,606,774
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	104,301	3,968,656
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	63,596	3,287,277
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	302,364	13,198,203
Total		98,940,583
Equity Funds (continued)
U.S. Small Cap 1.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	121,015	1,558,678
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	176,774	2,262,704
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	88,706	2,816,402
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	73,440	2,654,864
Total		9,292,648
Total Equity Funds (Cost $122,999,271)		156,625,697

Exchange-Traded Equity Funds 0.2%

U.S. Large Cap 0.2%
Vanguard Russell 1000 Growth ETF	19,415	1,821,321
Total Exchange-Traded Equity Funds (Cost $1,423,094)		1,821,321

Fixed Income Funds 71.8%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	618,363	4,823,229
Investment Grade 71.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	12,913,311	110,408,807
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,500,679	24,056,530
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,134,533	23,791,110
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,668,705	32,431,356
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,254,016	57,161,710
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,522,148	98,066,416
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	24,851,568	241,805,754
Total		587,721,683
Total Fixed Income Funds (Cost $697,129,917)		592,544,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2024 (Unaudited)

Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	5.000%	2,734,000	2,709,883
07/15/2054	5.500%	15,483,000	15,269,504
Total Residential Mortgage-Backed Securities - Agency (Cost $18,051,419)			17,979,387

Money Market Funds 8.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(d)	72,066,169	72,044,549
Total Money Market Funds (Cost $72,039,481)		72,044,549
Total Investments in Securities (Cost: $912,420,412)		841,672,465
Other Assets & Liabilities, Net		(16,101,173)
Net Assets		825,571,292
At June 30, 2024, securities and/or cash totaling $1,962,052 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	96	09/2024	USD	26,503,200	88,709	—
TOPIX Index	29	09/2024	JPY	815,045,000	51,483	—
U.S. Treasury 10-Year Note	69	09/2024	USD	7,588,922	65,179	—
Total					205,371	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(25)	09/2024	GBP	(2,053,000)	—	(6,367)
Russell 2000 Index E-mini	(39)	09/2024	USD	(4,026,750)	—	(69,127)
SPI 200 Index	(21)	09/2024	AUD	(4,080,300)	—	(28,333)
U.S. Treasury 2-Year Note	(62)	09/2024	USD	(12,661,563)	—	(33,862)
Total					—	(137,689)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.535	USD	8,700,000	(1,807)	—	—	—	(1,807)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	68,505,421	16,017,559	(12,469,142)	(9,289)	72,044,549	—	2,202	1,883,361	72,066,169
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,227,979	1,980	(762,360)	189,000	656,599	—	(96,690)	—	163,740
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,542,018	44,363	(2,557,106)	682,661	12,711,936	—	1,487,027	—	249,303
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,386,773	22,863	(1,141,997)	749,744	14,017,383	—	1,405,150	—	134,563
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	4,930,335	169,027	(286,074)	9,941	4,823,229	—	(47,118)	134,927	618,363
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	116,854,327	239,048	(7,406,722)	722,154	110,408,807	—	(1,315,450)	—	12,913,311
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,578,216	113,839	(1,250,818)	640,585	8,081,822	—	918,879	—	178,289
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,345,817	99,237	(1,704,997)	316,473	24,056,530	—	37,760	—	2,500,679
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	25,856,357	148,223	(1,583,190)	(630,280)	23,791,110	—	(388,412)	—	3,134,533
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	30,373,927	1,373,366	(3,239,049)	(883,604)	27,624,640	—	371,912	1,292,535	2,107,143
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,496,901	50,045	(4,459,210)	2,563,773	28,651,509	—	1,927,364	—	1,296,448
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	8,644,555	107,027	(922,832)	171,417	8,000,167	—	516,663	—	189,577
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,588,783	67,522	(1,374,584)	276,957	1,558,678	—	(260,910)	—	121,015
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,816,930	2,836	(1,111,776)	554,714	2,262,704	—	(271,937)	—	176,774
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	34,832,322	123,681	(2,580,392)	55,745	32,431,356	—	(417,180)	—	3,668,705
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	60,084,574	152,502	(3,272,829)	197,463	57,161,710	—	(485,014)	—	6,254,016
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,544,917	37,170	(122,369)	33,130	1,492,848	—	(39,940)	—	236,210
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,258,715	153,035	(135,229)	140,335	3,416,856	—	70,845	—	83,521
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,259,725	133,056	(971,967)	185,960	3,606,774	—	285,630	—	54,148
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,269,515	48,530	(413,652)	64,263	3,968,656	—	260,078	—	104,301
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	104,521,905	203,015	(6,686,638)	28,134	98,066,416	—	(1,067,441)	—	10,522,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	3,241,336	(23,357)	69,298	3,287,277	—	371	—	63,596
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	256,546,837	353,062	(16,038,593)	944,448	241,805,754	—	(1,119,466)	—	24,851,568
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	13,864,919	28,756	(1,581,139)	885,667	13,198,203	—	1,224,853	—	302,364
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,839,639	99,640	(204,747)	165,414	3,899,946	—	(5,618)	51,102	366,536
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,441,326	81,230	(792,481)	288,801	8,018,876	—	67,828	55,624	668,797
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	8,535,142	277,465	(1,218,923)	(237,528)	7,356,156	—	365,707	227,863	724,031
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,915,411	19,649	(220,312)	101,654	2,816,402	—	156,405	—	88,706
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,814,545	37,189	(172,909)	(23,961)	2,654,864	—	5,308	—	73,440
Total	864,877,831			8,253,069	821,871,757	—	3,588,806	3,645,412

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2024 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	656,599	656,599
Equity Funds	—	—	—	156,625,697	156,625,697
Exchange-Traded Equity Funds	1,821,321	—	—	—	1,821,321
Fixed Income Funds	—	—	—	592,544,912	592,544,912
Residential Mortgage-Backed Securities - Agency	—	17,979,387	—	—	17,979,387
Money Market Funds	72,044,549	—	—	—	72,044,549
Total Investments in Securities	73,865,870	17,979,387	—	749,827,208	841,672,465
Investments in Derivatives
Asset
Futures Contracts	205,371	—	—	—	205,371
Liability
Futures Contracts	(137,689)	—	—	—	(137,689)
Swap Contracts	—	(1,807)	—	—	(1,807)
Total	73,933,552	17,977,580	—	749,827,208	841,738,340
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,256,734	5,039,505
Total Alternative Strategies Funds (Cost $5,734,448)		5,039,505

Equity Funds 35.2%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,339,008	8,462,534
International 11.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	578,212	5,944,022
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	6,996,962	91,730,175
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,034,328	53,565,247
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,432,479	41,155,424
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	3,975,018	40,386,184
Total		232,781,052
U.S. Large Cap 21.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	827,817	42,210,406
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	407,130	42,410,757
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,058,954	48,002,382
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	3,837,440	84,807,417
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	880,276	37,147,662
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	752,734	30,794,330
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	553,387	36,861,111
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	812,270	30,906,883
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	571,442	29,537,828
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,327,083	57,927,171
Total		440,605,947
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	147,885	7,144,310
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	154,269	7,031,572
Total		14,175,882
U.S. Small Cap 1.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	548,892	7,069,729
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	649,672	8,315,806
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	265,285	8,422,778
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	223,545	8,081,144
Total		31,889,457
Total Equity Funds (Cost $523,812,285)		727,914,872

Exchange-Traded Equity Funds 0.8%

U.S. Large Cap 0.8%
Vanguard Russell 1000 Growth ETF	174,590	16,378,288
Total Exchange-Traded Equity Funds (Cost $12,798,388)		16,378,288

Fixed Income Funds 58.9%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,595,378	12,443,950
Investment Grade 58.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	20,700,962	176,993,222
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,322,305	41,580,575
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,454,288	41,398,042
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,708,774	41,625,566
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	14,794,282	135,219,733
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	24,573,659	229,026,506
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	55,638,410	541,361,726
Total		1,207,205,370
Total Fixed Income Funds (Cost $1,421,829,673)		1,219,649,320

Residential Mortgage-Backed Securities - Agency 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	5.000%	6,637,000	6,578,455
07/15/2054	5.500%	37,589,000	37,070,683
Total Residential Mortgage-Backed Securities - Agency (Cost $43,824,012)			43,649,138

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(d)	95,531,989	95,503,329
Total Money Market Funds (Cost $95,505,242)		95,503,329
Total Investments in Securities (Cost: $2,103,504,048)		2,108,134,452
Other Assets & Liabilities, Net		(37,459,819)
Net Assets		2,070,674,633
At June 30, 2024, securities and/or cash totaling $6,305,258 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	119	09/2024	USD	32,852,925	109,961	—
TOPIX Index	202	09/2024	JPY	5,677,210,000	358,609	—
Total					468,570	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(167)	09/2024	GBP	(13,714,040)	—	(42,532)
MSCI Emerging Markets Index	(112)	09/2024	USD	(6,093,920)	—	(8,687)
Russell 2000 Index E-mini	(23)	09/2024	USD	(2,374,750)	—	(40,767)
SPI 200 Index	(139)	09/2024	AUD	(27,007,700)	—	(187,539)
U.S. Treasury 10-Year Note	(40)	09/2024	USD	(4,399,375)	—	(38,210)
U.S. Treasury 2-Year Note	(203)	09/2024	USD	(41,456,406)	—	(110,865)
Total					—	(428,600)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.535	USD	21,300,000	(444)	—	—	—	(444)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	89,393,432	45,889,753	(39,766,545)	(13,311)	95,503,329	—	4,095	2,485,700	95,531,989
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	4,897,294	63,041	(337,990)	417,160	5,039,505	—	(83,429)	—	1,256,734
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	43,634,073	—	(4,660,473)	3,236,806	42,210,406	—	3,343,166	—	827,817
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	43,464,488	3,786	(2,934,205)	1,876,688	42,410,757	—	4,624,839	—	407,130
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,075,760	349,955	(1,122,218)	140,453	12,443,950	—	(239,649)	348,274	1,595,378
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,872,232	124,326	(6,971,531)	2,918,995	5,944,022	—	(2,483,482)	124,326	578,212
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	184,229,641	4,838	(7,682,505)	441,248	176,993,222	—	(1,358,138)	—	20,700,962
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	48,926,116	15,138	(3,251,474)	2,312,602	48,002,382	—	7,208,797	—	1,058,954
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	42,594,375	17,113	(1,604,734)	573,821	41,580,575	—	31,177	—	4,322,305
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,813,188	316,306	(1,285,443)	(1,446,009)	41,398,042	—	(250,091)	—	5,454,288
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	98,455,218	4,453,853	(9,469,056)	(1,709,840)	91,730,175	—	25,155	4,214,985	6,996,962
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	86,972,249	—	(8,698,829)	6,533,997	84,807,417	—	6,612,827	—	3,837,440
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	39,220,004	46,129	(3,604,350)	1,485,879	37,147,662	—	1,865,089	—	880,276
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	7,849,968	41,440	(1,195,956)	374,277	7,069,729	—	(423,122)	—	548,892
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	8,246,380	—	(991,242)	1,060,668	8,315,806	—	(251,580)	—	649,672
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	43,366,613	32,477	(1,577,183)	(196,341)	41,625,566	—	(246,691)	—	4,708,774
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	140,652,508	4,647	(5,758,915)	321,493	135,219,733	—	(987,437)	—	14,794,282
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,859,142	99,349	(686,253)	190,296	8,462,534	—	(217,901)	—	1,339,008
CTIVP® – MFS® Value Fund, Class 1 Shares
	32,671,381	37,027	(2,705,729)	791,651	30,794,330	—	1,243,194	—	752,734
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	38,359,486	—	(1,918,771)	420,396	36,861,111	—	4,165,108	—	553,387
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,833,650	23,348	(1,362,052)	(588,063)	30,906,883	—	3,210,505	—	812,270
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	237,971,717	77,089	(7,601,138)	(1,421,162)	229,026,506	—	(904,156)	—	24,573,659
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	7,654,214	18,499	(294,810)	(233,593)	7,144,310	—	581,549	—	147,885
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,742,429	95,656	(354,005)	(452,508)	7,031,572	—	630,627	—	154,269
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	29,400,000	(483,085)	620,913	29,537,828	—	11,859	—	571,442
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	561,606,921	14,238	(22,924,818)	2,665,385	541,361,726	—	(2,932,027)	—	55,638,410
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	59,875,216	—	(3,492,606)	1,544,561	57,927,171	—	7,856,194	—	1,327,083
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	56,907,065	793,003	(6,523,687)	2,388,866	53,565,247	—	(81,449)	709,250	5,034,328
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	43,331,461	326,727	(4,095,902)	1,593,138	41,155,424	—	285,175	282,823	3,432,479
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	43,757,588	1,340,887	(3,757,534)	(954,757)	40,386,184	—	1,490,099	1,211,892	3,975,018
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	8,775,594	15,869	(754,118)	385,433	8,422,778	—	387,886	—	265,285
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,842,212	307,882	(5,989)	(62,961)	8,081,144	—	5,227	—	223,545
Total	2,096,851,615			25,216,181	2,048,107,026	—	33,123,416	9,377,250

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	5,039,505	5,039,505
Equity Funds	—	—	—	727,914,872	727,914,872
Exchange-Traded Equity Funds	16,378,288	—	—	—	16,378,288
Fixed Income Funds	—	—	—	1,219,649,320	1,219,649,320
Residential Mortgage-Backed Securities - Agency	—	43,649,138	—	—	43,649,138
Money Market Funds	95,503,329	—	—	—	95,503,329
Total Investments in Securities	111,881,617	43,649,138	—	1,952,603,697	2,108,134,452
Investments in Derivatives
Asset
Futures Contracts	468,570	—	—	—	468,570
Liability
Futures Contracts	(428,600)	—	—	—	(428,600)
Swap Contracts	—	(444)	—	—	(444)
Total	111,921,587	43,648,694	—	1,952,603,697	2,108,173,978
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,047,846	40,291,861
Total Alternative Strategies Funds (Cost $46,508,054)		40,291,861

Equity Funds 49.7%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	13,397,007	84,669,083
International 14.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,212,867	33,028,274
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	65,399,847	857,392,000
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	36,551,839	388,911,566
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	28,921,106	346,764,062
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	36,164,362	367,429,915
Total		1,993,525,817
U.S. Large Cap 31.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	7,657,564	390,459,185
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,421,516	356,419,335
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,274,838	465,758,384
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	34,183,573	755,456,964
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,062,847	382,452,160
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,766,867	317,742,543
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	6,381,065	425,042,735
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,212,247	312,476,003
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	6,816,513	352,345,533
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	15,587,641	680,400,544
Total		4,438,553,386
Equity Funds (continued)
U.S. Mid Cap 1.0%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,562,394	75,479,252
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,613,272	73,532,951
Total		149,012,203
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,791,066	74,588,932
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,117,800	78,307,841
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,233,952	70,927,981
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,955	57,693,751
Total		281,518,505
Total Equity Funds (Cost $4,877,357,747)		6,947,278,994

Exchange-Traded Equity Funds 0.6%

U.S. Mid Large Cap 0.6%
iShares Russell 1000 Growth Index Fund	235,905	85,989,732
Total Exchange-Traded Equity Funds (Cost $67,711,601)		85,989,732

Fixed Income Funds 43.0%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	10,740,896	83,778,989
Investment Grade 42.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	122,423,208	1,046,718,424
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	18,713,061	180,019,649
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	76,240,842	578,667,993
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	27,480,447	242,927,153
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	76,346,131	697,803,635
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	133,970,757	1,248,607,458
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	197,495,235	1,921,628,636
Total		5,916,372,948
Total Fixed Income Funds (Cost $7,032,004,136)		6,000,151,937

Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	5.000%	62,601,000	62,048,798
07/15/2054	5.500%	354,550,000	349,661,089
Total Residential Mortgage-Backed Securities - Agency (Cost $413,359,342)			411,709,887

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(d)	807,955,557	807,713,170
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 5.064%(a),(d)	27,529,848	27,529,848
Total Money Market Funds (Cost $835,249,754)		835,243,018
Total Investments in Securities (Cost: $13,272,190,634)		14,320,665,429
Other Assets & Liabilities, Net		(353,241,318)
Net Assets		13,967,424,111
At June 30, 2024, securities and/or cash totaling $57,418,826 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	883	09/2024	USD	243,774,225	815,928	—
TOPIX Index	1,619	09/2024	JPY	45,501,995,000	2,874,194	—
Total					3,690,122	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(1,331)	09/2024	GBP	(109,301,720)	—	(338,982)
SPI 200 Index	(1,098)	09/2024	AUD	(213,341,400)	—	(1,481,420)
U.S. Treasury 10-Year Note	(3,744)	09/2024	USD	(411,781,500)	—	(3,516,129)
Total					—	(5,336,531)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.535	USD	312,323,000	(6,506)	—	—	—	(6,506)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	749,376,285	367,361,621	(308,903,102)	(121,634)	807,713,170	—	43,796	21,136,766	807,955,557
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	37,898,871	—	(172,128)	2,565,118	40,291,861	—	(40,428)	—	10,047,846
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	390,740,463	—	(17,217,541)	16,936,263	390,459,185	—	43,114,648	—	7,657,564
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	353,953,366	—	(19,896,282)	22,362,251	356,419,335	—	31,566,394	—	3,421,516
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,085,042	2,335,090	(3,946,190)	305,047	83,778,989	—	(977,011)	2,335,090	10,740,896
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	31,222,606	393,202	—	1,412,466	33,028,274	—	—	393,202	3,212,867
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 5.064%
	26,853,593	681,206	(4,951)	—	27,529,848	—	—	681,308	27,529,848
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,058,079,262	—	(7,758,197)	(3,602,641)	1,046,718,424	—	(1,327,710)	—	122,423,208
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	460,331,650	—	(24,710,153)	30,136,887	465,758,384	—	61,361,755	—	10,274,838
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	178,175,199	—	(760,656)	2,605,106	180,019,649	—	13,796	—	18,713,061
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	605,209,005	—	(3,572,237)	(22,968,775)	578,667,993	—	(690,916)	—	76,240,842
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	891,288,257	39,150,861	(56,049,186)	(16,997,932)	857,392,000	—	1,142,375	39,150,861	65,399,847
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	750,322,857	—	(56,114,244)	61,248,351	755,456,964	—	54,578,868	—	34,183,573
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	390,151,197	—	(27,615,821)	19,916,784	382,452,160	—	14,028,324	—	9,062,847
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	80,624,442	—	(7,778,019)	1,742,509	74,588,932	—	(2,284,193)	—	5,791,066
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	72,204,579	—	(1,363,505)	7,466,767	78,307,841	—	(342,425)	—	6,117,800
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	247,029,739	—	(1,850,120)	(2,252,466)	242,927,153	—	(229,104)	—	27,480,447
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	703,745,107	—	(3,431,809)	(2,509,663)	697,803,635	—	(562,464)	—	76,346,131
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	86,560,490	—	(2,350,698)	459,291	84,669,083	—	(730,120)	—	13,397,007
CTIVP® – MFS® Value Fund, Class 1 Shares
	326,335,273	—	(19,946,852)	11,354,122	317,742,543	—	9,151,538	—	7,766,867
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	428,280,178	—	(17,402,317)	14,164,874	425,042,735	—	37,812,060	—	6,381,065
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	321,045,271	—	(17,530,304)	8,961,036	312,476,003	—	17,088,489	—	8,212,247
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,263,669,073	—	(3,349,049)	(11,712,566)	1,248,607,458	—	(363,351)	—	133,970,757
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	78,406,012	—	(1,238,644)	(1,688,116)	75,479,252	—	5,267,050	—	1,562,394
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	79,398,545	—	(1,848,720)	(4,016,874)	73,532,951	—	5,768,522	—	1,613,272
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	347,000,000	(3,016,731)	8,362,264	352,345,533	—	95,953	—	6,816,513
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,931,919,727	—	(11,230,418)	939,327	1,921,628,636	—	(1,049,460)	—	197,495,235
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	680,667,947	—	(65,656,164)	65,388,761	680,400,544	—	43,449,125	—	15,587,641
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	398,992,975	5,122,512	(29,284,551)	14,080,630	388,911,566	—	2,249,094	5,122,512	36,551,839
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	387,022,549	2,574,220	(55,349,866)	12,517,159	346,764,062	—	4,322,010	2,574,220	28,921,106
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	381,449,102	10,944,022	(22,109,725)	(2,853,484)	367,429,915	—	7,514,944	10,944,022	36,164,362
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	71,628,264	—	(2,756,970)	2,056,687	70,927,981	—	4,357,696	—	2,233,952
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	58,108,700	—	—	(414,949)	57,693,751	—	—	—	1,595,955
Total	13,605,775,626			235,842,600	13,822,965,810	—	334,329,255	82,337,981

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2024 (Unaudited)
Fair value measurements   (continued)
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	40,291,861	40,291,861
Equity Funds	—	—	—	6,947,278,994	6,947,278,994
Exchange-Traded Equity Funds	85,989,732	—	—	—	85,989,732
Fixed Income Funds	—	—	—	6,000,151,937	6,000,151,937
Residential Mortgage-Backed Securities - Agency	—	411,709,887	—	—	411,709,887
Money Market Funds	835,243,018	—	—	—	835,243,018
Total Investments in Securities	921,232,750	411,709,887	—	12,987,722,792	14,320,665,429
Investments in Derivatives
Asset
Futures Contracts	3,690,122	—	—	—	3,690,122
Liability
Futures Contracts	(5,336,531)	—	—	—	(5,336,531)
Swap Contracts	—	(6,506)	—	—	(6,506)
Total	919,586,341	411,703,381	—	12,987,722,792	14,319,012,514
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,362,525	17,493,726
Total Alternative Strategies Funds (Cost $19,969,573)		17,493,726

Equity Funds 66.1%

Global Real Estate 0.7%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,189,360	45,436,758
International 18.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,344,404	13,820,470
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	32,941,164	431,858,662
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	22,557,532	240,012,139
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	18,240,698	218,705,969
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	21,926,240	222,770,602
Total		1,127,167,842
U.S. Large Cap 42.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,661,663	186,708,200
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,792,573	186,732,311
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	5,959,102	270,126,092
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	17,696,301	391,088,243
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,013,034	211,550,054
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	5,107,413	208,944,269
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	3,924,801	261,431,007
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,535,945	210,642,713
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,383,624	226,589,525
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	8,532,621	372,448,910
Total		2,526,261,324
Equity Funds (continued)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	919,005	44,397,123
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	948,184	43,218,217
Total		87,615,340
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,417,663	44,019,497
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,592,853	45,988,523
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,210,065	38,419,565
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	791,286	28,604,965
Total		157,032,550
Total Equity Funds (Cost $2,798,177,539)		3,943,513,814

Exchange-Traded Equity Funds 0.7%

U.S. Large Cap 0.3%
Vanguard Russell 1000 Growth ETF	216,329	20,293,824
U.S. Mid Large Cap 0.4%
iShares Russell 1000 Growth Index Fund	55,708	20,306,123
Total Exchange-Traded Equity Funds (Cost $31,969,737)		40,599,947

Fixed Income Funds 27.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,834,967	29,912,741
Investment Grade 26.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	44,701,558	382,198,324
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,066,895	58,363,528
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,117,667	84,383,094
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,923,448	87,723,279
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,122,915	293,603,438
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2024 (Unaudited)
Fixed Income Funds (continued)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,073,379	233,683,897
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	45,427,609	442,010,636
Total		1,581,966,196
Total Fixed Income Funds (Cost $1,900,592,271)		1,611,878,937

Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	5.000%	19,500,000	19,327,991
07/15/2054	5.500%	110,443,000	108,920,095
Total Residential Mortgage-Backed Securities - Agency (Cost $128,761,894)			128,248,086

Money Market Funds 5.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(d)	323,993,298	323,896,100
Total Money Market Funds (Cost $323,911,612)		323,896,100
Total Investments in Securities (Cost: $5,203,382,626)		6,065,630,610
Other Assets & Liabilities, Net		(102,221,827)
Net Assets		5,963,408,783
At June 30, 2024, securities and/or cash totaling $25,983,837 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	387	09/2024	USD	106,841,025	357,604	—
TOPIX Index	977	09/2024	JPY	27,458,585,000	1,734,458	—
U.S. Treasury 10-Year Note	995	09/2024	USD	109,434,453	939,896	—
Total					3,031,958	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(833)	09/2024	GBP	(68,405,960)	—	(212,151)
Russell 2000 Index E-mini	(7)	09/2024	USD	(722,750)	—	(12,407)
SPI 200 Index	(690)	09/2024	AUD	(134,067,000)	—	(930,947)
Total					—	(1,155,505)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	295,290,586	222,903,446	(194,244,654)	(53,278)	323,896,100	—	22,344	8,324,489	323,993,298
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	16,538,827	69,509	(298,577)	1,183,967	17,493,726	—	(73,978)	—	4,362,525
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	182,612,439	—	(14,160,160)	18,255,921	186,708,200	—	10,104,521	—	3,661,663
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	180,582,948	—	(8,385,834)	14,535,197	186,732,311	—	13,317,003	—	1,792,573
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,019,382	829,582	(856,176)	(80,047)	29,912,741	—	(154,866)	829,582	3,834,967
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	12,925,130	297,910	—	597,430	13,820,470	—	—	164,533	1,344,404
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	385,512,030	—	(1,831,128)	(1,482,578)	382,198,324	—	(314,865)	—	44,701,558
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	258,797,490	—	(12,590,832)	23,919,434	270,126,092	—	28,057,014	—	5,959,102
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	57,477,139	37,179	(191)	849,401	58,363,528	—	3	—	6,066,895
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	87,670,305	158,849	(7,163)	(3,438,897)	84,383,094	—	(1,563)	—	11,117,667
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	437,994,121	19,271,044	(19,646,689)	(5,759,814)	431,858,662	—	(1,995,613)	19,271,044	32,941,164
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	376,435,147	—	(22,463,466)	37,116,562	391,088,243	—	21,840,737	—	17,696,301
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	210,036,008	—	(7,654,248)	9,168,294	211,550,054	—	9,305,204	—	5,013,034
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	47,180,839	—	(4,392,283)	1,230,941	44,019,497	—	(1,577,272)	—	3,417,663
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	42,177,170	—	(468,678)	4,280,031	45,988,523	—	(118,365)	—	3,592,853
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,992,734	—	(429,945)	(839,510)	87,723,279	—	(55,766)	—	9,923,448
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	295,797,074	—	(1,079,970)	(1,113,666)	293,603,438	—	(177,390)	—	32,122,915
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	46,582,672	—	(1,451,029)	305,115	45,436,758	—	(458,533)	—	7,189,360
CTIVP® – MFS® Value Fund, Class 1 Shares
	209,690,869	—	(9,605,134)	8,858,534	208,944,269	—	4,434,727	—	5,107,413
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	261,512,843	—	(10,061,344)	9,979,508	261,431,007	—	21,852,988	—	3,924,801
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	211,311,619	—	(9,093,894)	8,424,988	210,642,713	—	8,910,730	—	5,535,945
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,695,284	—	(842,212)	(2,169,175)	233,683,897	—	(92,366)	—	25,073,379
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	45,317,568	—	(723,550)	(196,895)	44,397,123	—	2,263,497	—	919,005
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	46,324,004	—	(972,900)	(2,132,887)	43,218,217	—	3,144,839	—	948,184
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	16,190,017	204,500,000	(787,894)	6,687,402	226,589,525	—	261,520	—	4,383,624
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	443,316,783	—	(1,484,685)	178,538	442,010,636	—	(186,706)	—	45,427,609
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	361,710,477	—	(28,167,427)	38,905,860	372,448,910	—	19,833,799	—	8,532,621
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,215,635	3,197,747	(6,669,140)	9,267,897	240,012,139	—	596,812	3,102,914	22,557,532
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	226,826,314	1,534,633	(17,927,367)	8,272,389	218,705,969	—	1,514,681	1,534,633	18,240,698
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	218,873,146	6,706,780	(5,141,101)	2,331,777	222,770,602	—	428,216	6,344,217	21,926,240
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	38,271,108	—	(2,172,383)	2,320,840	38,419,565	—	1,105,703	—	1,210,065
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,207,432	575,267	—	(177,734)	28,604,965	—	—	—	791,286
Total	5,631,085,140			189,225,545	5,896,782,577	—	141,787,055	39,571,412

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2024 (Unaudited)
Fair value measurements   (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	17,493,726	17,493,726
Equity Funds	—	—	—	3,943,513,814	3,943,513,814
Exchange-Traded Equity Funds	40,599,947	—	—	—	40,599,947
Fixed Income Funds	—	—	—	1,611,878,937	1,611,878,937
Residential Mortgage-Backed Securities - Agency	—	128,248,086	—	—	128,248,086
Money Market Funds	323,896,100	—	—	—	323,896,100
Total Investments in Securities	364,496,047	128,248,086	—	5,572,886,477	6,065,630,610
Investments in Derivatives
Asset
Futures Contracts	3,031,958	—	—	—	3,031,958
Liability
Futures Contracts	(1,155,505)	—	—	—	(1,155,505)
Total	366,372,500	128,248,086	—	5,572,886,477	6,067,507,063
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,311,623	9,269,607
Total Alternative Strategies Funds (Cost $10,816,056)		9,269,607

Equity Funds 83.0%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,709,429	23,443,588
International 24.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	569,497	5,854,430
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,850,092	194,684,709
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	14,469,263	153,952,958
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	9,367,410	112,315,249
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,820,395	109,935,207
Total		576,742,553
U.S. Large Cap 52.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,765,480	90,021,805
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	858,227	89,401,504
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,308,132	149,957,610
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	8,611,577	190,315,854
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,425,189	102,342,961
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,461,868	100,715,027
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,951,317	129,977,210
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,680,014	101,974,533
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	2,196,620	113,543,314
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	3,910,785	170,705,789
Total		1,238,955,607
Equity Funds (continued)
U.S. Mid Cap 1.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	415,754	20,085,083
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	432,073	19,693,879
Total		39,778,962
U.S. Small Cap 3.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,636,896	21,083,229
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,535,504	19,654,453
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	669,744	21,264,364
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	530,346	19,171,998
Total		81,174,044
Total Equity Funds (Cost $1,367,761,538)		1,960,094,754

Exchange-Traded Equity Funds 0.3%

U.S. Large Cap 0.1%
Vanguard Russell 1000 Growth ETF	37,480	3,515,999
U.S. Mid Large Cap 0.2%
iShares Russell 1000 Growth Index Fund	9,667	3,523,718
Total Exchange-Traded Equity Funds (Cost $5,543,305)		7,039,717

Fixed Income Funds 13.7%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,499,721	11,697,821
Investment Grade 13.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,935,172	67,845,722
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	712,015	6,849,587
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,716,036	43,384,715
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,415,169	67,774,641
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,831,287	45,027,592
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2024 (Unaudited)
Fixed Income Funds (continued)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,240,920	80,184,155
Total		311,066,412
Total Fixed Income Funds (Cost $384,737,754)		322,764,233

Residential Mortgage-Backed Securities - Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
07/18/2039	5.000%	9,551,000	9,466,751
07/15/2054	5.500%	54,123,000	53,376,694
Total Residential Mortgage-Backed Securities - Agency (Cost $63,095,212)			62,843,445

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(d)	50,136,327	50,121,286
Total Money Market Funds (Cost $50,121,736)		50,121,286
Total Investments in Securities (Cost: $1,882,075,601)		2,412,133,042
Other Assets & Liabilities, Net		(51,264,933)
Net Assets		2,360,868,109
At June 30, 2024, securities and/or cash totaling $11,638,515 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	94	09/2024	USD	25,951,050	86,860	—
TOPIX Index	478	09/2024	JPY	13,434,190,000	848,589	—
Total					935,449	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(444)	09/2024	GBP	(36,461,280)	—	(113,079)
Russell 2000 Index E-mini	(41)	09/2024	USD	(4,233,250)	—	(72,672)
SPI 200 Index	(357)	09/2024	AUD	(69,365,100)	—	(481,664)
U.S. Treasury 10-Year Note	(247)	09/2024	USD	(27,166,141)	—	(235,948)
Total					—	(903,363)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 42	Morgan Stanley	06/20/2029	1.000	Quarterly	0.535	USD	10,308,000	(215)	—	—	—	(215)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	38,028,788	87,936,110	(75,840,831)	(2,781)	50,121,286	—	(1,530)	1,229,407	50,136,327
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	8,731,324	63,936	(150,292)	624,639	9,269,607	—	(37,862)	—	2,311,623
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	85,228,928	—	(2,466,514)	7,259,391	90,021,805	—	6,102,022	—	1,765,480
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	83,269,597	2,098	(2,678,109)	8,807,918	89,401,504	—	4,196,206	—	858,227
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	11,491,093	343,054	(63,592)	(72,734)	11,697,821	—	(18,126)	322,263	1,499,721
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	5,481,665	122,042	—	250,723	5,854,430	—	—	69,523	569,497
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	67,403,027	754,476	(5,796)	(305,985)	67,845,722	—	(1,006)	—	7,935,172
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	137,708,774	—	(4,941,754)	17,190,590	149,957,610	—	10,985,593	—	3,308,132
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,693,535	57,193	(479)	99,338	6,849,587	—	8	—	712,015
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	44,168,195	948,510	—	(1,731,990)	43,384,715	—	—	—	5,716,036
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	192,527,188	8,811,656	(3,741,122)	(2,913,013)	194,684,709	—	(537,304)	8,540,050	14,850,092
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	176,423,129	—	(7,218,712)	21,111,437	190,315,854	—	6,996,668	—	8,611,577
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	98,959,641	—	(2,414,953)	5,798,273	102,342,961	—	2,987,074	—	2,425,189
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	22,323,993	13,232	(1,698,826)	444,830	21,083,229	—	(614,371)	—	1,636,896
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	17,833,704	59,619	—	1,761,130	19,654,453	—	—	—	1,535,504
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	67,291,408	773,134	(4,180)	(285,721)	67,774,641	—	(685)	—	7,415,169
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	23,464,334	154,634	(155,357)	(20,023)	23,443,588	—	(48,924)	—	3,709,429
CTIVP® – MFS® Value Fund, Class 1 Shares
	98,618,616	—	(3,041,975)	5,138,386	100,715,027	—	1,161,100	—	2,461,868
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	127,923,607	—	(4,297,774)	6,351,377	129,977,210	—	9,408,043	—	1,951,317
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	99,554,961	—	(2,939,678)	5,359,250	101,974,533	—	2,897,984	—	2,680,014
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	44,908,105	548,446	(4,235)	(424,724)	45,027,592	—	(399)	—	4,831,287
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	20,307,367	795	(280,766)	57,687	20,085,083	—	866,613	—	415,754
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	20,781,947	30,843	(419,468)	(699,443)	19,693,879	—	1,147,584	—	432,073
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	10,790,407	99,300,634	(280,754)	3,733,027	113,543,314	—	92,570	—	2,196,620
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	79,694,945	597,379	(134,592)	26,423	80,184,155	—	(21,308)	—	8,240,920
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	159,299,328	—	(5,227,766)	16,634,227	170,705,789	—	9,673,780	—	3,910,785
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	147,790,127	1,976,974	(1,879,280)	6,065,137	153,952,958	—	166,603	1,970,220	14,469,263
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	109,961,509	762,994	(2,926,690)	4,517,436	112,315,249	—	239,667	762,994	9,367,410
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	105,616,228	3,684,282	(634,440)	1,269,137	109,935,207	—	50,473	3,071,870	10,820,395
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	19,970,889	2,019	(363,286)	1,654,742	21,264,364	—	193,491	—	669,744
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,958,906	347,009	—	(133,917)	19,171,998	—	—	—	530,346
Total	2,151,205,265			107,564,767	2,342,249,880	—	55,883,964	15,966,327

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2024 (Unaudited)
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principal investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	9,269,607	9,269,607
Equity Funds	—	—	—	1,960,094,754	1,960,094,754
Exchange-Traded Equity Funds	7,039,717	—	—	—	7,039,717
Fixed Income Funds	—	—	—	322,764,233	322,764,233
Residential Mortgage-Backed Securities - Agency	—	62,843,445	—	—	62,843,445
Money Market Funds	50,121,286	—	—	—	50,121,286
Total Investments in Securities	57,161,003	62,843,445	—	2,292,128,594	2,412,133,042
Investments in Derivatives
Asset
Futures Contracts	935,449	—	—	—	935,449
Liability
Futures Contracts	(903,363)	—	—	—	(903,363)
Swap Contracts	—	(215)	—	—	(215)
Total	57,193,089	62,843,230	—	2,292,128,594	2,412,164,913
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $19,474,513, $56,622,400, $481,070,943, respectively)	$19,800,708	$60,027,426	$497,699,619
Affiliated issuers (cost $892,945,899, $2,046,881,648, $12,791,119,691, respectively)	821,871,757	2,048,107,026	13,822,965,810
Cash	23,046	7,272	—
Cash collateral held at broker for:
TBA	—	—	407,000
Margin deposits on:
Futures contracts	1,750,309	5,786,853	49,410,429
Swap contracts	211,743	518,405	7,601,397
Receivable for:
Investments sold	1,322,612	2,617,591	16,055,661
Capital shares sold	20	233	32,857
Dividends	299,535	415,857	3,318,007
Interest	39,572	96,069	906,151
Variation margin for futures contracts	34,623	245,709	2,839,773
Expense reimbursement due from Investment Manager	633	—	—
Prepaid expenses	5,951	10,366	47,046
Total assets	845,360,509	2,117,832,807	14,401,283,750
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	18,090,991	43,920,082	414,265,493
Capital shares redeemed	1,345,678	2,625,095	16,088,518
Variation margin for futures contracts	153,538	215,928	1,502,849
Variation margin for swap contracts	1,520	3,722	54,576
Management services fees	1,905	3,396	25,264
Distribution and/or service fees	5,659	14,181	95,325
Service fees	37,866	94,852	639,243
Compensation of chief compliance officer	78	192	1,255
Compensation of board members	2,391	4,045	19,448
Other expenses	27,329	43,551	166,461
Deferred compensation of board members	122,262	233,130	1,001,207
Total liabilities	19,789,217	47,158,174	433,859,639
Net assets applicable to outstanding capital stock	$825,571,292	$2,070,674,633	$13,967,424,111
Represented by
Trust capital	$825,571,292	$2,070,674,633	$13,967,424,111
Total - representing net assets applicable to outstanding capital stock	$825,571,292	$2,070,674,633	$13,967,424,111
Class 1
Net assets	$2,028,056	$5,409,601	$84,314,091
Shares outstanding	127,600	284,939	3,687,560
Net asset value per share	$15.89	$18.99	$22.86
Class 2
Net assets	$475,149,665	$1,119,062,894	$7,559,531,065
Shares outstanding	30,309,195	59,696,132	334,623,067
Net asset value per share	$15.68	$18.75	$22.59
Class 4
Net assets	$348,393,571	$946,202,138	$6,323,578,955
Shares outstanding	22,231,341	50,380,245	279,549,771
Net asset value per share	$15.67	$18.78	$22.62
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $160,731,631, $68,638,517, respectively)	$168,848,033	$69,883,162
Affiliated issuers (cost $5,042,650,995, $1,813,437,084, respectively)	5,896,782,577	2,342,249,880
Margin deposits on:
Futures contracts	25,983,837	11,387,636
Swap contracts	—	250,879
Receivable for:
Investments sold	5,445,065	2,123,759
Capital shares sold	219,100	65,897
Dividends	1,352,733	204,345
Interest	282,267	138,314
Variation margin for futures contracts	1,116,560	615,576
Prepaid expenses	21,943	8,963
Total assets	6,100,052,115	2,426,928,411
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	129,044,159	63,233,527
Capital shares redeemed	5,664,165	2,189,656
Variation margin for futures contracts	1,004,759	262,134
Variation margin for swap contracts	—	1,801
Management services fees	10,748	2,607
Distribution and/or service fees	39,197	15,319
Service fees	272,509	107,615
Compensation of chief compliance officer	528	203
Compensation of board members	8,894	4,185
Other expenses	91,738	50,810
Deferred compensation of board members	506,635	192,445
Total liabilities	136,643,332	66,060,302
Net assets applicable to outstanding capital stock	$5,963,408,783	$2,360,868,109
Represented by
Trust capital	$5,963,408,783	$2,360,868,109
Total - representing net assets applicable to outstanding capital stock	$5,963,408,783	$2,360,868,109
Class 1
Net assets	$253,728,748	$128,513,688
Shares outstanding	9,528,199	4,149,909
Net asset value per share	$26.63	$30.97
Class 2
Net assets	$3,086,698,421	$1,288,124,739
Shares outstanding	117,331,502	42,068,684
Net asset value per share	$26.31	$30.62
Class 4
Net assets	$2,622,981,614	$944,229,682
Shares outstanding	99,549,619	30,788,700
Net asset value per share	$26.35	$30.67
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$11,373	$102,732	$648,141
Dividends — affiliated issuers	3,645,412	9,377,250	82,337,981
Interest	43,888	65,747	535,888
Total income	3,700,673	9,545,729	83,522,010
Expenses:
Management services fees	348,828	682,908	5,298,732
Distribution and/or service fees
Class 2	601,128	1,403,541	9,369,565
Class 4	443,257	1,195,168	7,901,898
Service fees	251,389	625,278	4,170,838
Custodian fees	6,593	11,783	13,178
Printing and postage fees	12,010	21,138	100,390
Accounting services fees	13,350	13,350	13,350
Legal fees	10,174	16,978	81,076
Interest on collateral	—	105,565	954
Compensation of chief compliance officer	75	187	1,252
Compensation of board members	10,027	16,739	79,916
Deferred compensation of board members	16,767	31,624	136,937
Other	8,743	16,792	88,333
Total expenses	1,722,341	4,141,051	27,256,419
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,244)	(82,224)	—
Total net expenses	1,589,097	4,058,827	27,256,419
Net investment income	2,111,576	5,486,902	56,265,591
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	738,122	6,846,778	77,570,694
Investments — affiliated issuers	3,588,806	33,123,416	334,329,255
Foreign currency translations	(44,366)	(311,175)	(2,506,576)
Futures contracts	2,264,460	4,619,762	49,542,562
Swap contracts	108,936	262,637	3,851,058
Net realized gain	6,655,958	44,541,418	462,786,993
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(347,657)	(1,189,251)	(27,167,153)
Investments — affiliated issuers	8,253,069	25,216,181	235,842,600
Futures contracts	(865,929)	(617,023)	4,872,236
Swap contracts	(50,002)	(118,439)	(1,736,674)
Net change in unrealized appreciation (depreciation)	6,989,481	23,291,468	211,811,009
Net realized and unrealized gain	13,645,439	67,832,886	674,598,002
Net increase in net assets resulting from operations	$15,757,015	$73,319,788	$730,863,593
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Operations (continued)
Six Months Ended June 30, 2024 (Unaudited)

	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$421,220	$169,760
Dividends — affiliated issuers	39,571,412	15,966,327
Interest	379,846	145,022
Total income	40,372,478	16,281,109
Expenses:
Management services fees	2,433,347	725,155
Distribution and/or service fees
Class 2	3,823,253	1,572,260
Class 4	3,245,098	1,160,081
Service fees	1,766,273	690,826
Custodian fees	11,495	9,979
Printing and postage fees	56,035	30,252
Accounting services fees	13,350	13,350
Legal fees	37,394	17,914
Interest on collateral	576	6,015
Compensation of chief compliance officer	530	208
Compensation of board members	36,841	17,637
Deferred compensation of board members	68,805	26,674
Other	38,754	16,904
Total expenses	11,531,751	4,287,255
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(344,861)	—
Total net expenses	11,186,890	4,287,255
Net investment income	29,185,588	11,993,854
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,320,515	21,452,030
Investments — affiliated issuers	141,787,055	55,883,964
Foreign currency translations	(1,519,352)	(739,396)
Futures contracts	21,220,394	7,314,628
Swap contracts	—	127,101
Net realized gain	206,808,612	84,038,327
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(15,310,087)	(9,050,828)
Investments — affiliated issuers	189,225,545	107,564,767
Futures contracts	(17,721)	3,628,239
Swap contracts	—	(57,318)
Net change in unrealized appreciation (depreciation)	173,897,737	102,084,860
Net realized and unrealized gain	380,706,349	186,123,187
Net increase in net assets resulting from operations	$409,891,937	$198,117,041
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Changes in Net Assets

	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$2,111,576	$19,219,736	$5,486,902	$37,753,624
Net realized gain (loss)	6,655,958	(5,314,460)	44,541,418	24,914,133
Net change in unrealized appreciation (depreciation)	6,989,481	57,622,936	23,291,468	152,441,794
Net increase in net assets resulting from operations	15,757,015	71,528,212	73,319,788	215,109,551
Decrease in net assets from capital stock activity	(61,872,202)	(112,027,693)	(145,757,860)	(264,803,690)
Total decrease in net assets	(46,115,187)	(40,499,481)	(72,438,072)	(49,694,139)
Net assets at beginning of period	871,686,479	912,185,960	2,143,112,705	2,192,806,844
Net assets at end of period	$825,571,292	$871,686,479	$2,070,674,633	$2,143,112,705

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023		June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	12,815	199,354	140,473	2,090,816	41,319	767,641	152,286	2,655,229
Shares redeemed	(75,076)	(1,177,948)	(21,418)	(319,762)	(9,202)	(170,094)	(27,642)	(480,138)
Net increase (decrease)	(62,261)	(978,594)	119,055	1,771,054	32,117	597,547	124,644	2,175,091
Class 2
Shares sold	347,057	5,354,898	1,681,651	24,587,077	347,821	6,370,195	771,097	13,148,173
Shares redeemed	(2,400,902)	(37,014,528)	(5,689,994)	(83,404,652)	(4,522,028)	(82,631,762)	(7,943,924)	(136,009,720)
Net decrease	(2,053,845)	(31,659,630)	(4,008,343)	(58,817,575)	(4,174,207)	(76,261,567)	(7,172,827)	(122,861,547)
Class 4
Shares sold	241,838	3,732,808	489,722	7,133,811	115,085	2,147,878	115,604	1,983,541
Shares redeemed	(2,143,297)	(32,966,786)	(4,235,841)	(62,114,983)	(3,932,471)	(72,241,718)	(8,538,930)	(146,100,775)
Net decrease	(1,901,459)	(29,233,978)	(3,746,119)	(54,981,172)	(3,817,386)	(70,093,840)	(8,423,326)	(144,117,234)
Total net decrease	(4,017,565)	(61,872,202)	(7,635,407)	(112,027,693)	(7,959,476)	(145,757,860)	(15,471,509)	(264,803,690)
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$56,265,591	$203,050,866	$29,185,588	$64,081,780
Net realized gain	462,786,993	412,671,603	206,808,612	180,510,295
Net change in unrealized appreciation (depreciation)	211,811,009	1,061,960,548	173,897,737	553,919,785
Net increase in net assets resulting from operations	730,863,593	1,677,683,017	409,891,937	798,511,860
Decrease in net assets from capital stock activity	(794,359,873)	(1,309,508,785)	(319,677,920)	(577,612,815)
Total increase (decrease) in net assets	(63,496,280)	368,174,232	90,214,017	220,899,045
Net assets at beginning of period	14,030,920,391	13,662,746,159	5,873,194,766	5,652,295,721
Net assets at end of period	$13,967,424,111	$14,030,920,391	$5,963,408,783	$5,873,194,766

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023		June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	501,271	11,133,412	1,273,964	25,910,226	1,137,682	29,336,933	2,475,673	56,974,980
Shares redeemed	(54,632)	(1,225,803)	(68,722)	(1,376,824)	(51,289)	(1,330,111)	(72,294)	(1,668,477)
Net increase	446,639	9,907,609	1,205,242	24,533,402	1,086,393	28,006,822	2,403,379	55,306,503
Class 2
Shares sold	225,348	4,962,917	885,627	17,804,385	334,056	8,362,906	529,802	12,032,932
Shares redeemed	(17,548,248)	(385,023,960)	(28,996,129)	(581,372,165)	(7,827,113)	(198,976,484)	(15,506,620)	(353,187,859)
Net decrease	(17,322,900)	(380,061,043)	(28,110,502)	(563,567,780)	(7,493,057)	(190,613,578)	(14,976,818)	(341,154,927)
Class 4
Shares sold	31,184	682,573	249,086	5,002,399	34,734	888,132	124,216	2,827,596
Shares redeemed	(19,351,475)	(424,889,012)	(38,652,549)	(775,476,806)	(6,210,890)	(157,959,296)	(12,917,676)	(294,591,987)
Net decrease	(19,320,291)	(424,206,439)	(38,403,463)	(770,474,407)	(6,176,156)	(157,071,164)	(12,793,460)	(291,764,391)
Total net decrease	(36,196,552)	(794,359,873)	(65,308,723)	(1,309,508,785)	(12,582,820)	(319,677,920)	(25,366,899)	(577,612,815)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$11,993,854	$15,715,882
Net realized gain	84,038,327	61,880,386
Net change in unrealized appreciation (depreciation)	102,084,860	264,270,198
Net increase in net assets resulting from operations	198,117,041	341,866,466
Decrease in net assets from capital stock activity	(94,786,226)	(144,518,565)
Total increase in net assets	103,330,815	197,347,901
Net assets at beginning of period	2,257,537,294	2,060,189,393
Net assets at end of period	$2,360,868,109	$2,257,537,294

Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	584,799	17,375,223	1,103,569	28,870,906
Shares redeemed	(40,571)	(1,216,534)	(88,736)	(2,369,397)
Net increase	544,228	16,158,689	1,014,833	26,501,509
Class 2
Shares sold	329,519	9,755,491	916,626	23,755,538
Shares redeemed	(2,347,069)	(68,902,116)	(4,172,514)	(107,705,648)
Net decrease	(2,017,550)	(59,146,625)	(3,255,888)	(83,950,110)
Class 4
Shares sold	57,540	1,683,639	211,843	5,408,871
Shares redeemed	(1,812,993)	(53,481,929)	(3,572,548)	(92,478,835)
Net decrease	(1,755,453)	(51,798,290)	(3,360,705)	(87,069,964)
Total net decrease	(3,228,775)	(94,786,226)	(5,601,760)	(144,518,565)
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

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Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$15.57	0.06	0.26	0.32
Year Ended 12/31/2023	$14.33	0.38	0.86	1.24
Year Ended 12/31/2022	$16.91	0.23	(2.81)	(2.58)
Year Ended 12/31/2021	$16.41	0.28	0.22	0.50
Year Ended 12/31/2020	$14.98	0.15	1.28	1.43
Year Ended 12/31/2019(d)	$13.95	0.13	0.90	1.03
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$15.38	0.04	0.26	0.30
Year Ended 12/31/2023	$14.18	0.32	0.88	1.20
Year Ended 12/31/2022	$16.79	0.20	(2.81)	(2.61)
Year Ended 12/31/2021	$16.33	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.16	1.39
Year Ended 12/31/2019	$13.49	0.27	1.18	1.45
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$15.37	0.04	0.26	0.30
Year Ended 12/31/2023	$14.18	0.31	0.88	1.19
Year Ended 12/31/2022	$16.78	0.20	(2.80)	(2.60)
Year Ended 12/31/2021	$16.32	0.20	0.26	0.46
Year Ended 12/31/2020	$14.94	0.23	1.15	1.38
Year Ended 12/31/2019	$13.49	0.28	1.17	1.45

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$15.89	2.06%	0.16%	0.13%	0.74%	15%	$2,028
Year Ended 12/31/2023	$15.57	8.65%	0.15% (c)	0.14% (c)	2.55%	29%	$2,957
Year Ended 12/31/2022	$14.33	(15.26% )	0.14% (c)	0.14% (c)	1.51%	10%	$1,014
Year Ended 12/31/2021	$16.91	3.05%	0.12% (c)	0.12% (c)	1.70%	22%	$1,169
Year Ended 12/31/2020	$16.41	9.55%	0.12% (c)	0.12% (c)	1.00%	25%	$311
Year Ended 12/31/2019 (d)	$14.98	7.38%	0.13%	0.13%	1.10%	18%	$173
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$15.68	1.95%	0.41%	0.38%	0.50%	15%	$475,150
Year Ended 12/31/2023	$15.38	8.46%	0.40% (c)	0.39% (c)	2.16%	29%	$497,718
Year Ended 12/31/2022	$14.18	(15.55% )	0.39% (c)	0.39% (c)	1.34%	10%	$515,883
Year Ended 12/31/2021	$16.79	2.82%	0.37% (c)	0.37% (c)	1.22%	22%	$654,063
Year Ended 12/31/2020	$16.33	9.30%	0.37% (c)	0.37% (c)	1.51%	25%	$746,628
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.90%	18%	$520,608
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$15.67	1.95%	0.41%	0.38%	0.50%	15%	$348,394
Year Ended 12/31/2023	$15.37	8.39%	0.40% (c)	0.39% (c)	2.15%	29%	$371,012
Year Ended 12/31/2022	$14.18	(15.49% )	0.39% (c)	0.39% (c)	1.33%	10%	$395,289
Year Ended 12/31/2021	$16.78	2.82%	0.37% (c)	0.37% (c)	1.21%	22%	$534,518
Year Ended 12/31/2020	$16.32	9.24%	0.37% (c)	0.37% (c)	1.48%	25%	$640,874
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.94%	18%	$562,599
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$18.30	0.07	0.62	0.69
Year Ended 12/31/2023	$16.52	0.32	1.46	1.78
Year Ended 12/31/2022	$19.65	0.23	(3.36)	(3.13)
Year Ended 12/31/2021	$18.54	0.26	0.85	1.11
Year Ended 12/31/2020	$16.66	0.29	1.59	1.88
Year Ended 12/31/2019(d)	$15.35	0.26	1.05	1.31
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$18.10	0.05	0.60	0.65
Year Ended 12/31/2023	$16.38	0.30	1.42	1.72
Year Ended 12/31/2022	$19.52	0.19	(3.33)	(3.14)
Year Ended 12/31/2021	$18.46	0.19	0.87	1.06
Year Ended 12/31/2020	$16.63	0.21	1.62	1.83
Year Ended 12/31/2019	$14.65	0.24	1.74	1.98
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$18.13	0.05	0.60	0.65
Year Ended 12/31/2023	$16.41	0.30	1.42	1.72
Year Ended 12/31/2022	$19.56	0.19	(3.34)	(3.15)
Year Ended 12/31/2021	$18.49	0.19	0.88	1.07
Year Ended 12/31/2020	$16.66	0.21	1.62	1.83
Year Ended 12/31/2019	$14.68	0.25	1.73	1.98

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 2	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class 4	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Moderately Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$18.99	3.77%	0.15% (c)	0.14% (c)	0.78%	15%	$5,410
Year Ended 12/31/2023	$18.30	10.78%	0.13% (c)	0.13% (c)	1.86%	27%	$4,628
Year Ended 12/31/2022	$16.52	(15.93% )	0.12% (c)	0.12% (c)	1.36%	7%	$2,118
Year Ended 12/31/2021	$19.65	5.99%	0.12% (c)	0.12% (c)	1.33%	18%	$1,964
Year Ended 12/31/2020	$18.54	11.28%	0.13% (c)	0.12% (c)	1.70%	23%	$1,353
Year Ended 12/31/2019 (d)	$16.66	8.53%	0.12%	0.11%	1.91%	12%	$156
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$18.75	3.59%	0.40% (c)	0.39% (c)	0.53%	15%	$1,119,063
Year Ended 12/31/2023	$18.10	10.50%	0.38% (c)	0.38% (c)	1.75%	27%	$1,155,844
Year Ended 12/31/2022	$16.38	(16.09% )	0.37% (c)	0.37% (c)	1.12%	7%	$1,163,336
Year Ended 12/31/2021	$19.52	5.74%	0.37% (c)	0.37% (c)	0.99%	18%	$1,550,825
Year Ended 12/31/2020	$18.46	11.00%	0.37% (c)	0.37% (c)	1.26%	23%	$1,605,788
Year Ended 12/31/2019	$16.63	13.51%	0.37%	0.36%	1.54%	12%	$1,463,901
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$18.78	3.58%	0.40% (c)	0.39% (c)	0.53%	15%	$946,202
Year Ended 12/31/2023	$18.13	10.48%	0.38% (c)	0.38% (c)	1.75%	27%	$982,641
Year Ended 12/31/2022	$16.41	(16.10% )	0.37% (c)	0.37% (c)	1.11%	7%	$1,027,353
Year Ended 12/31/2021	$19.56	5.79%	0.37% (c)	0.37% (c)	0.99%	18%	$1,411,835
Year Ended 12/31/2020	$18.49	10.98%	0.37% (c)	0.37% (c)	1.25%	23%	$1,537,438
Year Ended 12/31/2019	$16.66	13.49%	0.37%	0.36%	1.55%	12%	$1,562,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$21.67	0.12	1.07	1.19
Year Ended 12/31/2023	$19.14	0.35	2.18	2.53
Year Ended 12/31/2022	$22.90	0.24	(4.00)	(3.76)
Year Ended 12/31/2021	$20.95	0.25	1.70	1.95
Year Ended 12/31/2020	$18.52	0.25	2.18	2.43
Year Ended 12/31/2019(d)	$16.92	0.21	1.39	1.60
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$21.44	0.09	1.06	1.15
Year Ended 12/31/2023	$18.98	0.30	2.16	2.46
Year Ended 12/31/2022	$22.76	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.88	0.19	1.69	1.88
Year Ended 12/31/2020	$18.50	0.19	2.19	2.38
Year Ended 12/31/2019	$15.93	0.22	2.35	2.57
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$21.47	0.09	1.06	1.15
Year Ended 12/31/2023	$19.01	0.29	2.17	2.46
Year Ended 12/31/2022	$22.79	0.18	(3.96)	(3.78)
Year Ended 12/31/2021	$20.90	0.19	1.70	1.89
Year Ended 12/31/2020	$18.53	0.19	2.18	2.37
Year Ended 12/31/2019	$15.95	0.22	2.36	2.58

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$22.86	5.49%	0.14% (c)	0.14% (c)	1.06%	21%	$84,314
Year Ended 12/31/2023	$21.67	13.22%	0.13% (c)	0.13% (c)	1.75%	40%	$70,233
Year Ended 12/31/2022	$19.14	(16.42% )	0.14% (c)	0.14% (c)	1.20%	12%	$38,961
Year Ended 12/31/2021	$22.90	9.31%	0.12% (c)	0.12% (c)	1.10%	21%	$27,263
Year Ended 12/31/2020	$20.95	13.12%	0.12% (c)	0.12% (c)	1.34%	20%	$9,478
Year Ended 12/31/2019 (d)	$18.52	9.46%	0.10%	0.10%	1.38%	9%	$3,412
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$22.59	5.36%	0.39% (c)	0.39% (c)	0.81%	21%	$7,559,531
Year Ended 12/31/2023	$21.44	12.96%	0.38% (c)	0.38% (c)	1.48%	40%	$7,545,104
Year Ended 12/31/2022	$18.98	(16.61% )	0.39% (c)	0.39% (c)	0.92%	12%	$7,213,761
Year Ended 12/31/2021	$22.76	9.00%	0.37% (c)	0.37% (c)	0.85%	21%	$9,154,944
Year Ended 12/31/2020	$20.88	12.86%	0.36% (c)	0.36% (c)	1.02%	20%	$8,700,781
Year Ended 12/31/2019	$18.50	16.13%	0.35%	0.35%	1.23%	9%	$8,144,403
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$22.62	5.36%	0.39% (c)	0.39% (c)	0.81%	21%	$6,323,579
Year Ended 12/31/2023	$21.47	12.94%	0.38% (c)	0.38% (c)	1.47%	40%	$6,415,584
Year Ended 12/31/2022	$19.01	(16.59% )	0.39% (c)	0.39% (c)	0.91%	12%	$6,410,024
Year Ended 12/31/2021	$22.79	9.04%	0.37% (c)	0.37% (c)	0.85%	21%	$8,626,480
Year Ended 12/31/2020	$20.90	12.79%	0.36% (c)	0.36% (c)	1.01%	20%	$8,888,631
Year Ended 12/31/2019	$18.53	16.18%	0.35%	0.35%	1.23%	9%	$9,035,588
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$24.82	0.16	1.65	1.81
Year Ended 12/31/2023	$21.54	0.31	2.97	3.28
Year Ended 12/31/2022	$26.07	0.22	(4.75)	(4.53)
Year Ended 12/31/2021	$23.15	0.20	2.72	2.92
Year Ended 12/31/2020	$20.26	0.18	2.71	2.89
Year Ended 12/31/2019(d)	$18.37	0.18	1.71	1.89
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$24.55	0.12	1.64	1.76
Year Ended 12/31/2023	$21.36	0.25	2.94	3.19
Year Ended 12/31/2022	$25.92	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.08	0.15	2.69	2.84
Year Ended 12/31/2020	$20.24	0.12	2.72	2.84
Year Ended 12/31/2019	$17.05	0.18	3.01	3.19
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$24.59	0.12	1.64	1.76
Year Ended 12/31/2023	$21.40	0.25	2.94	3.19
Year Ended 12/31/2022	$25.96	0.16	(4.72)	(4.56)
Year Ended 12/31/2021	$23.11	0.15	2.70	2.85
Year Ended 12/31/2020	$20.27	0.12	2.72	2.84
Year Ended 12/31/2019	$17.07	0.18	3.02	3.20

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Moderately Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$26.63	7.29%	0.15% (c)	0.14% (c)	1.23%	18%	$253,729
Year Ended 12/31/2023	$24.82	15.23%	0.13% (c)	0.13% (c)	1.36%	32%	$209,507
Year Ended 12/31/2022	$21.54	(17.38% )	0.13% (c)	0.13% (c)	0.98%	9%	$130,084
Year Ended 12/31/2021	$26.07	12.61%	0.13% (c)	0.13% (c)	0.81%	20%	$95,758
Year Ended 12/31/2020	$23.15	14.26%	0.14% (c)	0.14% (c)	0.89%	21%	$37,600
Year Ended 12/31/2019 (d)	$20.26	10.29%	0.12%	0.12%	1.11%	10%	$9,932
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$26.31	7.17%	0.40% (c)	0.39% (c)	0.98%	18%	$3,086,698
Year Ended 12/31/2023	$24.55	14.93%	0.38% (c)	0.38% (c)	1.11%	32%	$3,064,243
Year Ended 12/31/2022	$21.36	(17.59% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,986,446
Year Ended 12/31/2021	$25.92	12.31%	0.38% (c)	0.38% (c)	0.59%	20%	$4,099,901
Year Ended 12/31/2020	$23.08	14.03%	0.39% (c)	0.39% (c)	0.61%	21%	$4,203,023
Year Ended 12/31/2019	$20.24	18.71%	0.37%	0.37%	0.97%	10%	$4,208,417
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$26.35	7.16%	0.40% (c)	0.39% (c)	0.98%	18%	$2,622,982
Year Ended 12/31/2023	$24.59	14.91%	0.38% (c)	0.38% (c)	1.11%	32%	$2,599,445
Year Ended 12/31/2022	$21.40	(17.57% )	0.38% (c)	0.38% (c)	0.71%	9%	$2,535,765
Year Ended 12/31/2021	$25.96	12.33%	0.38% (c)	0.38% (c)	0.59%	20%	$3,412,547
Year Ended 12/31/2020	$23.11	14.01%	0.39% (c)	0.39% (c)	0.60%	21%	$3,420,498
Year Ended 12/31/2019	$20.27	18.75%	0.37%	0.37%	0.97%	10%	$3,546,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Financial Highlights
Variable Portfolio – Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$28.39	0.19	2.39	2.58
Year Ended 12/31/2023	$24.16	0.25	3.98	4.23
Year Ended 12/31/2022	$29.46	0.19	(5.49)	(5.30)
Year Ended 12/31/2021	$25.39	0.16	3.91	4.07
Year Ended 12/31/2020	$22.02	0.13	3.24	3.37
Year Ended 12/31/2019(d)	$19.79	0.14	2.09	2.23
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$28.11	0.15	2.36	2.51
Year Ended 12/31/2023	$23.98	0.19	3.94	4.13
Year Ended 12/31/2022	$29.31	0.13	(5.46)	(5.33)
Year Ended 12/31/2021	$25.32	0.11	3.88	3.99
Year Ended 12/31/2020	$22.02	0.07	3.23	3.30
Year Ended 12/31/2019	$18.11	0.13	3.78	3.91
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$28.15	0.15	2.37	2.52
Year Ended 12/31/2023	$24.02	0.19	3.94	4.13
Year Ended 12/31/2022	$29.36	0.13	(5.47)	(5.34)
Year Ended 12/31/2021	$25.36	0.11	3.89	4.00
Year Ended 12/31/2020	$22.06	0.07	3.23	3.30
Year Ended 12/31/2019	$18.13	0.13	3.80	3.93

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Portfolio Navigator Funds  | 2024

Financial Highlights (continued)
Variable Portfolio – Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$30.97	9.09%	0.14% (c)	0.14% (c)	1.27%	22%	$128,514
Year Ended 12/31/2023	$28.39	17.51%	0.12% (c)	0.12% (c)	0.95%	40%	$102,364
Year Ended 12/31/2022	$24.16	(17.99% )	0.12% (c)	0.12% (c)	0.76%	9%	$62,600
Year Ended 12/31/2021	$29.46	16.03%	0.13% (c)	0.13% (c)	0.58%	22%	$43,538
Year Ended 12/31/2020	$25.39	15.30%	0.13% (c)	0.13% (c)	0.58%	21%	$14,487
Year Ended 12/31/2019 (d)	$22.02	11.27%	0.11%	0.11%	0.78%	14%	$4,083
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$30.62	8.93%	0.39% (c)	0.39% (c)	1.03%	22%	$1,288,125
Year Ended 12/31/2023	$28.11	17.22%	0.37% (c)	0.37% (c)	0.72%	40%	$1,239,060
Year Ended 12/31/2022	$23.98	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$1,135,243
Year Ended 12/31/2021	$29.31	15.76%	0.38% (c)	0.38% (c)	0.40%	22%	$1,459,446
Year Ended 12/31/2020	$25.32	14.99%	0.37% (c)	0.37% (c)	0.32%	21%	$1,429,508
Year Ended 12/31/2019	$22.02	21.59%	0.36%	0.36%	0.64%	14%	$1,403,662
Class 4
Six Months Ended 6/30/2024 (Unaudited)	$30.67	8.95%	0.39% (c)	0.39% (c)	1.03%	22%	$944,230
Year Ended 12/31/2023	$28.15	17.19%	0.37% (c)	0.37% (c)	0.73%	40%	$916,114
Year Ended 12/31/2022	$24.02	(18.19% )	0.37% (c)	0.37% (c)	0.51%	9%	$862,346
Year Ended 12/31/2021	$29.36	15.77%	0.38% (c)	0.38% (c)	0.40%	22%	$1,136,491
Year Ended 12/31/2020	$25.36	14.96%	0.37% (c)	0.37% (c)	0.31%	21%	$1,095,527
Year Ended 12/31/2019	$22.06	21.68%	0.36%	0.36%	0.64%	14%	$1,112,840
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio. Each Fund currently operates as a diversified fund.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a clearing broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To increase or decrease its credit exposure to an index	Variable Portfolio — Conservative Portfolio Variable Portfolio — Moderate Conservative Portfolio Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
To manage credit risk exposure	Variable Portfolio — Conservative Portfolio Variable Portfolio — Moderate Conservative Portfolio Variable Portfolio — Moderate Portfolio Variable Portfolio — Aggressive Portfolio
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	140,192 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	65,179 *
Total		205,371

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	1,807 *
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	103,827 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	33,862 *
Total		139,496

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	108,936	108,936
Equity risk	3,035,350	—	3,035,350
Interest rate risk	(770,890)	—	(770,890)
Total	2,264,460	108,936	2,373,396

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(50,002)	(50,002)
Equity risk	159,375	—	159,375
Interest rate risk	(1,025,304)	—	(1,025,304)
Total	(865,929)	(50,002)	(915,931)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	56,281,867
Futures contracts — short	21,128,184
Credit default swap contracts — sell protection	8,700,000
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	468,570 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	444 *
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	279,525 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	149,075 *
Total		429,044

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	262,637	262,637
Equity risk	5,299,696	—	5,299,696
Interest rate risk	(679,934)	—	(679,934)
Total	4,619,762	262,637	4,882,399

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(118,439)	(118,439)
Equity risk	1,658,118	—	1,658,118
Interest rate risk	(2,275,141)	—	(2,275,141)
Total	(617,023)	(118,439)	(735,462)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	102,987,426
Futures contracts — short	83,932,270
Credit default swap contracts — sell protection	21,300,000

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,690,122 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	6,506 *
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,820,402 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	3,516,129 *
Total		5,343,037

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	3,851,058	3,851,058
Equity risk	51,022,537	—	51,022,537
Interest rate risk	(1,479,975)	—	(1,479,975)
Total	49,542,562	3,851,058	53,393,620

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,736,674)	(1,736,674)
Equity risk	8,388,365	—	8,388,365
Interest rate risk	(3,516,129)	—	(3,516,129)
Total	4,872,236	(1,736,674)	3,135,562
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	479,533,431
Futures contracts — short	524,115,036
Credit default swap contracts — sell protection	312,323,000
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,092,062 *
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	939,896 *
Total		3,031,958

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,155,505 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	23,982,565
Interest rate risk	(2,762,171)
Total	21,220,394

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	6,946,058
Interest rate risk	(6,963,779)
Total	(17,721)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	468,094,069
Futures contracts — short	260,197,206

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	935,449 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	215 *
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	667,415 *
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	235,948 *
Total		903,578

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	127,101	127,101
Equity risk	7,898,855	—	7,898,855
Interest rate risk	(584,227)	—	(584,227)
Total	7,314,628	127,101	7,441,729

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(57,318)	(57,318)
Equity risk	4,472,688	—	4,472,688
Interest rate risk	(844,449)	—	(844,449)
Total	3,628,239	(57,318)	3,570,921
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	124,993,051
Futures contracts — short	142,213,490
Credit default swap contracts — sell protection	10,308,000
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
Variable Portfolio – Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	1,520
Total financial and derivative net assets	(1,520)
Total collateral received (pledged) (b)	(1,520)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Variable Portfolio – Moderately Conservative Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	3,722
Total financial and derivative net assets	(3,722)
Total collateral received (pledged) (b)	(3,722)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
Variable Portfolio – Moderate Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	54,576
Total financial and derivative net assets	(54,576)
Total collateral received (pledged) (b)	(54,576)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2024:
Variable Portfolio – Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	1,801
Total financial and derivative net assets	(1,801)
Total collateral received (pledged) (b)	(1,801)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. Each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2024 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.08
Variable Portfolio – Moderately Conservative Portfolio	0.07
Variable Portfolio – Moderate Portfolio	0.08
Variable Portfolio – Moderately Aggressive Portfolio	0.08
Variable Portfolio – Aggressive Portfolio	0.06
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2024, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Fee rate(s) contractual through April 30, 2025
	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.13	0.38	0.38
Variable Portfolio - Moderately Conservative Portfolio	0.13	0.38	0.38
Variable Portfolio - Moderately Aggressive Portfolio	0.14	0.39	0.39
Variable Portfolio - Aggressive Portfolio	0.14	0.39	0.39

	Contractual expense cap July 1, 2024 through April 30, 2025			Voluntary expense cap May 1, 2024 through June 30, 2024			Contractual expense cap prior to May 1, 2024
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderate Portfolio	0.17	0.42	0.42	0.19	0.44	0.44	0.19	0.44	0.44

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Variable Portfolio – Conservative Portfolio	115,960,053	177,601,426	108,531,362	108,528,659
Variable Portfolio – Moderately Conservative Portfolio	301,507,712	444,195,781	263,485,089	263,478,527
Variable Portfolio – Moderate Portfolio	2,892,778,974	3,652,909,832	2,485,259,067	2,485,197,177
Variable Portfolio – Moderately Aggressive Portfolio	1,011,339,456	1,310,419,434	774,160,956	774,141,677
Variable Portfolio – Aggressive Portfolio	498,705,250	582,810,825	379,350,290	379,340,838
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2024.
Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended June 30, 2024.
Note 8. Significant risks
Derivatives risk
Variable Portfolio  - Conservative Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2024, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Portfolio Navigator Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Portfolio Navigator Funds  | 2024

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio, and Variable Portfolio - Moderately Conservative Portfolio (the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•
Terms of the Management Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

Portfolio Navigator Funds  | 2024

Approval of Management Agreements (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds.
With respect to Variable Portfolio – Aggressive Portfolio and Variable Portfolio - Moderately Conservative Portfolio, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
With respect to Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderate Portfolio, and Variable Portfolio – Moderately Aggressive Portfolio, the Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
Portfolio Navigator Funds  | 2024

Approval of Management Agreements (continued)
(Unaudited)
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Columbia Funds family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.
With respect to each of the Funds, the Board took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each of the Management Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as each Fund’s assets exceed various breakpoints, all of which have not been surpassed. The Board observed that each of the Management Agreements thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as the Funds’ assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.

Portfolio Navigator Funds  | 2024

Approval of Management Agreements (continued)
(Unaudited)
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.
Portfolio Navigator Funds  | 2024

Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, and/or summary prospectuses which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7041_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024